Related party transactions (Details) (Cummins Westport, Inc. [Member], USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Expenses incurred in transactions with related party	$ 3,084	$ 6,254	$ 6,464
Research and development [Member]
Expenses incurred in transactions with related party	148	178	160
General and administrative [Member]
Expenses incurred in transactions with related party	338	1,351	2,621
Sales and marketing [Member]
Expenses incurred in transactions with related party	$ 2,598	$ 4,725	$ 3,683